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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01540

AIM Funds Group (Invesco Funds Group)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)         (Zip code)

Sheri Morris   11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (713) 626-1919

Date of fiscal year end:        12/31

Date of reporting period:       03/31/16

Item 1. Schedule of Investments.

Invesco European Small Company Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	ESC-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–80.91%

Austria–0.79%

Semperit AG Holding	110,281	$ 4,266,430

Belgium–1.74%

Sioen Industries N.V.	251,000	5,097,966
Van de Velde N.V.	62,106	4,317,773
		9,415,739

France–23.93%

Caisse Regionale de Credit Agricole d’Ile-de-France	55,078	5,688,602
Caisse Regionale de Credit Agricole Mutuel Brie Picardie -CCI	94,000	2,598,007
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine -CCI	46,988	5,952,291
Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	365,844	7,526,263
Caisse Regionale de Credit Agricole Mutuel Sud Rhone Alpes -CCI	19,700	3,770,312
Cegid Group S.A.	155,000	8,724,802
Constuctions Industrielles de la Mediterranee S.A.	80,972	8,877,434
Gaztransport Et Technigaz S.A.	120,000	3,915,053
GEA	49,000	4,181,599
Gerard Perrier Industrie S.A.	169,171	6,706,394
Infotel S.A.	165,142	5,789,409
Linedata Services (a)	506,159	21,885,455
Maisons France Confort S.A.	112,990	5,528,324
Manutan International	93,000	4,957,669
Metropole Television S.A.	237,302	4,322,536
Neurones	280,000	5,702,904
Solucom	38,000	2,888,319
Tessi S.A.	81,294	12,811,302
Total Gabon	8,432	1,241,413
Trigano S.A.	100,188	6,580,017
		129,648,105

Germany–6.29%

CANCOM S.E.	50,310	2,510,490
CENIT AG (a)	463,575	10,296,386
MorphoSys AG (b)	76,912	3,693,035
Nemetschek AG	92,428	4,439,271
Nexus AG	230,566	4,344,508
SMT Scharf AG (b)	89,110	1,089,983
Takkt AG	218,690	4,200,359
Tomorrow Focus AG (b)	1,123,687	3,516,115
		34,090,147

Greece–3.08%

Autohellas S.A.	207,551	2,614,312

	Shares	Value

Greece–(continued)

European Reliance General Insurance Co. S.A. (b)	1,400	$ 2,374
Hellenic Exchanges - Athens Stock Exchange S.A.	940,000	5,315,808
Karelia Tobacco Co. Inc. S.A.	7,255	1,939,949
Metka S.A.	914,192	6,792,593
		16,665,036

Ireland–6.89%

CPL Resources PLC	659,792	4,477,439
Fyffes PLC	4,410,483	6,975,671
IFG Group PLC	1,096,500	2,645,023
Origin Enterprises PLC	1,097,112	8,388,905
Total Produce PLC	8,216,323	14,864,820
		37,351,858

Israel–3.39%

Hilan Ltd.	517,409	6,968,949
Israel Discount Bank Ltd. -Class A (b)	5,598,000	9,478,915
MIND C.T.I. Ltd.	950,000	1,919,000
		18,366,864

Italy–3.76%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	920,532	14,402,126
El.En. S.p.A.	132,000	5,977,809
		20,379,935

Norway–4.62%

Bonheur ASA	333,997	2,260,091
Ekornes ASA	543,214	6,022,437
Ganger Rolf ASA	320,785	1,724,921
Kongsberg Gruppen ASA	296,721	4,876,211
NextGenTel Holding ASA	903,998	3,233,363
Prosafe S.E.	1,635,528	959,509
Wilh. Wilhelmsen Holding ASA -Class A	314,539	5,929,176
		25,005,708

Portugal–0.28%

Conduril - Engenharia S.A.	31,412	1,501,170

Romania–4.66%

Banca Transilvania (b)	9,015,400	6,175,403
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	1,640,000	11,254,615
Transgaz SA Medias	114,300	7,829,366
		25,259,384

Spain–1.44%

Baron de Ley, S.A. (b)	68,000	7,822,491

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

	Shares	Value

Switzerland–4.68%

Carlo Gavazzi Holding AG	16,625	$ 3,639,501
Kardex AG	161,048	13,224,756
Kuoni Reisen Holding AG	22,590	8,475,215
		25,339,472

Turkey–1.08%

Yazicilar Holding A.S. -Class A	1,251,313	5,874,897

United Kingdom–14.28%

City of London Investment Group PLC	900,000	3,884,609
Clarkson PLC	137,608	4,371,342
DCC PLC	58,026	5,109,698
Diploma PLC	458,327	4,891,303
Eurocell PLC	926,005	2,626,883
Fairpoint Group PLC	1,852,500	3,632,044
Hargreaves Services PLC	609,000	1,561,406
IG Group Holdings PLC	394,373	4,523,826
Jupiter Fund Management PLC	567,000	3,314,989
Micro Focus International PLC	430,709	9,684,863
NAHL Group PLC	1,694,183	6,232,647
SafeStyle UK PLC	1,702,000	6,863,404
Savills PLC	736,600	8,040,917

	Shares	Value

United Kingdom–(continued)

Staffline Group PLC	256,000	$ 4,780,173
Tribal Group PLC	1,795,117	1,308,546
Tullett Prebon PLC	876,220	4,410,237
Ultra Electronics Holdings PLC	81,512	2,113,290
		77,350,177
Total Common Stocks & Other Equity Interests (Cost $401,108,529)		438,337,413

Money Market Funds–19.19%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	51,971,201	51,971,201
Premier Portfolio –Institutional Class, 0.40% (c)	51,971,202	51,971,202
Total Money Market Funds (Cost $103,942,403)		103,942,403
TOTAL INVESTMENTS–100.10% (Cost $505,050,932)		542,279,816
OTHER ASSETS LESS LIABILITIES–(0.10)%		(534,685)
NET ASSETS–100.00%		$ 541,745,131

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2016 was $32,181,841, which represented 5.94% of the Fund’s Net Assets. See Note 3.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco European Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco European Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 1 to Level 2 of $18,465,890 and from Level 2 to Level 1 of $112,471,464, due to foreign fair value adjustments.

Invesco European Small Company Fund

	Level 1	Level 2	Level 3	Total
Austria	$4,266,430	$—	$—	$4,266,430
Belgium	9,415,739	—	—	9,415,739
France	103,808,280	25,839,825	—	129,648,105
Germany	25,957,841	8,132,306	—	34,090,147
Greece	16,665,036	—	—	16,665,036
Ireland	37,351,858	—	—	37,351,858
Israel	18,366,864	—	—	18,366,864
Italy	20,379,935	—	—	20,379,935
Norway	24,046,199	959,509	—	25,005,708
Portugal	1,501,170	—	—	1,501,170
Romania	25,259,384	—	—	25,259,384
Spain	7,822,491	—	—	7,822,491
Switzerland	12,114,716	13,224,756	—	25,339,472
Turkey	5,874,897	—	—	5,874,897
United Kingdom	45,935,222	31,414,955	—	77,350,177
United States	103,942,403	—	—	103,942,403
Total Investments	$462,708,465	$79,571,351	$—	$542,279,816

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended March 31, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 03/31/16	Dividend Income
CENIT AG	$10,307,546	$—	$—	$ (11,160)	$—	$10,296,386	$—
Linedata Services	18,020,237	—	—	3,865,218	—	21,885,455	—
Total	$28,327,783	$—	$—	$ 3,854,058	$—	$32,181,841	$—

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $31,467,848 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$90,926,967
Aggregate unrealized (depreciation) of investment securities	(56,002,706)
Net unrealized appreciation of investment securities	$34,924,261
Cost of investments for tax purposes is $507,355,555.

Invesco European Small Company Fund

Invesco Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2016

invesco.com/us	GCE-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.62%

Australia–1.31%

Australia and New Zealand Banking Group Ltd.	680,782	$ 12,165,876

China–0.81%

Baidu, Inc. -ADR(a)	39,451	7,530,407

Finland–0.87%

Sampo Oyj -Class A	170,972	8,089,239

France–4.87%

Danone	311,147	22,088,042
LVMH Moet Hennessy Louis Vuitton S.E.	74,183	12,703,574
Publicis Groupe S.A.	146,610	10,274,070
		45,065,686

Germany–0.63%

Bayer AG	49,309	5,795,775

Hong Kong–1.00%

AIA Group Ltd.	1,631,800	9,245,117

Ireland–1.43%

Shire PLC -ADR	77,091	13,251,943

Israel–0.64%

Teva Pharmaceutical Industries Ltd. -ADR	110,145	5,893,859

Italy–0.30%

Saipem S.p.A. (a)	6,874,840	2,741,067

Japan–6.39%
ASICS Corp.	330,100	5,862,174
Hitachi, Ltd.	2,638,000	12,343,248
KDDI Corp.	550,200	14,664,635
Komatsu Ltd.	410,301	6,985,088
Mitsubishi UFJ Financial Group, Inc.	2,038,731	9,446,872
Toyota Motor Corp.	186,900	9,856,804
		59,158,821

Netherlands–5.09%
GrandVision N.V. (b)	421,094	11,970,888
ING Groep N.V.	992,356	11,949,344
Koninklijke DSM N.V.	198,526	10,883,360
Koninklijke Philips N.V.	432,243	12,271,707
		47,075,299

Singapore–1.00%

DBS Group Holdings Ltd.	811,900	9,264,400

Sweden–0.76%

Sandvik AB	683,372	7,069,670

	Shares	Value

Switzerland–4.05%

ABB Ltd.	638,476	$ 12,443,493
Roche Holding AG	70,317	17,254,630
TE Connectivity Ltd.	125,183	7,751,331
		37,449,454

Taiwan–2.10%

Taiwan Semiconductor Manufacturing Co. Ltd.	3,889,000	19,434,682

United Kingdom–10.52%

British American Tobacco PLC	145,849	8,541,880
Diageo PLC	694,100	18,732,827
Kingfisher PLC	1,094,211	5,905,840
Liberty Global PLC -Series A (a)	200,773	7,729,761
Liberty Global PLC -Series C (a)	326,665	12,269,537
Liberty Global PLC LiLAC -Series A (a)	10,038	351,932
Liberty Global PLC LiLAC -Series C (a)	15,788	598,049
Rio Tinto PLC	170,226	4,803,984
Royal Dutch Shell PLC -Class A -ADR	330,051	15,990,971
Vodafone Group PLC -ADR	701,174	22,472,627
		97,397,408

United States–56.85%

AbbVie Inc.	222,529	12,710,856
Allergan PLC (a)	44,236	11,856,575
Alphabet Inc. -Class C (a)	37,286	27,776,206
American Express Co.	344,081	21,126,573
Amphenol Corp. -Class A	105,345	6,091,048
Archer-Daniels-Midland Co.	167,217	6,071,649
Berkshire Hathaway Inc. -Class A (a)	99	21,131,550
Biogen Inc. (a)	43,318	11,276,542
BioMarin Pharmaceutical Inc. (a)	23,755	1,959,312
Cabot Oil & Gas Corp.	337,765	7,670,643
Celgene Corp. (a)	152,114	15,225,090
Chevron Corp.	82,624	7,882,330
Chubb Ltd.	48,554	5,785,209
Coca-Cola Co. (The)	325,412	15,095,863
Cognizant Technology Solutions Corp. -Class A (a)	202,163	12,675,620
Comcast Corp. -Class A	241,858	14,772,687
Concho Resources Inc. (a)	54,969	5,554,068
Dick’s Sporting Goods, Inc.	141,804	6,629,337
Eaton Corp. PLC	286,973	17,953,031
EOG Resources, Inc.	92,485	6,712,561
Exxon Mobil Corp.	239,711	20,037,442
First Republic Bank	274,559	18,296,612
General Electric Co.	482,243	15,330,505
Halliburton Co.	367,154	13,114,741
HCA Holdings, Inc. (a)	136,483	10,652,498
Hertz Global Holdings, Inc. (a)	601,223	6,330,878
Home Depot, Inc. (The)	54,356	7,252,721
Incyte Corp. (a)	18,397	1,333,231

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

	Shares	Value

United States–(continued)

International Business Machines Corp.	150,852	$ 22,846,535
Marsh & McLennan Cos., Inc.	268,556	16,325,519
McKesson Corp.	37,951	5,967,795
Microsoft Corp.	135,325	7,474,000
Moody’s Corp.	204,748	19,770,467
Nielsen Holdings PLC	154,688	8,145,870
Northern Trust Corp.	169,769	11,063,846
Philip Morris International Inc.	74,240	7,283,686
Priceline Group Inc. (The) (a)	10,509	13,545,681
Progressive Corp. (The)	617,554	21,700,848
QUALCOMM, Inc.	294,561	15,063,850
Thermo Fisher Scientific, Inc.	58,070	8,222,131
United Parcel Service, Inc. -Class B	109,434	11,542,004
Vertex Pharmaceuticals Inc. (a)	18,753	1,490,676
Wal-Mart Stores, Inc.	126,678	8,676,176
Walgreens Boots Alliance, Inc.	81,688	6,881,397
Walt Disney Co. (The)	119,892	11,906,474
		526,212,333
Total Common Stocks & Other Equity Interests (Cost $901,979,062)		912,841,036

	Shares	Value

Money Market Funds–1.33%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	6,139,520	$ 6,139,520
Premier Portfolio –Institutional Class, 0.40% (c)	6,139,520	6,139,520
Total Money Market Funds (Cost $12,279,040)		12,279,040
TOTAL INVESTMENTS–99.95% (Cost $914,258,102)		925,120,076
OTHER ASSETS LESS LIABILITIES–0.05%		482,139
NET ASSETS–100.00%		$ 925,602,215

Investment Abbreviations:

ADR                —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2016 represented 1.29% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Global Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 1 to Level 2 of $4,803,984 and from Level 2 to Level 1 of $79,501,462, due to foreign fair value adjustments.

Invesco Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$12,165,876	$—	$12,165,876
China	7,530,407	—	—	7,530,407
Finland	—	8,089,239	—	8,089,239
France	12,703,574	32,362,112	—	45,065,686
Germany	5,795,775	—	—	5,795,775
Hong Kong	9,245,117	—	—	9,245,117
Ireland	13,251,943	—	—	13,251,943
Israel	5,893,859	—	—	5,893,859
Italy	—	2,741,067	—	2,741,067
Japan	28,775,208	30,383,613	—	59,158,821
Netherlands	—	47,075,299	—	47,075,299
Singapore	9,264,400	—	—	9,264,400
Sweden	7,069,670	—	—	7,069,670
Switzerland	20,194,824	17,254,630	—	37,449,454
Taiwan	—	19,434,682	—	19,434,682
United Kingdom	59,412,877	37,984,531	—	97,397,408
United States	538,491,373	—	—	538,491,373
Total Investments	$717,629,027	$207,491,049	$—	$925,120,076

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $74,112,170 and $110,530,690, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$76,265,103
Aggregate unrealized (depreciation) of investment securities	(67,149,986)
Net unrealized appreciation of investment securities	$9,115,117
Cost of investments for tax purposes is $916,004,959.

Invesco Global Core Equity Fund

Invesco International Small Company Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	ISC-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.35%

Brazil–10.21%

Fleury S.A.	1,813,900	$ 10,872,553
Totvs S.A.	216,194	1,635,624
Wilson Sons Ltd. -BDR	987,100	8,923,093
		21,431,270

Canada–14.91%

Brookfield Real Estate Services, Inc.	319,350	3,570,877
Calian Technologies Ltd. (a)	367,000	5,166,347
Cequence Energy Ltd. (a)	5,915,000	1,366,524
Dorel Industries Inc. -Class B	111,655	2,502,145
Epsilon Energy Ltd. (a)	1,578,800	4,012,198
exactEarth Ltd. (a)	519,656	1,108,504
Major Drilling Group International Inc.	284,884	1,382,133
Medical Facilities Corp.	151,600	1,841,078
Total Energy Services Inc.	722,190	6,673,813
TransGlobe Energy Corp.	2,202,222	3,680,121
		31,303,740

Egypt–2.27%

Eastern Tobacco	216,320	4,754,462

France–10.14%

Caisse Regionale de Credit Agricole Mutuel Nord de France -CCI	206,000	4,237,900
Constuctions Industrielles de la Mediterranee S.A.	25,804	2,829,043
Linedata Services	58,928	2,547,947
Metropole Television S.A.	252,758	4,604,073
Precia S.A. (b)	35,321	5,264,890
Tessi S.A.	11,400	1,796,551
		21,280,404

Germany–4.20%

MorphoSys AG (a)	120,702	5,795,672
Takkt AG	157,000	3,015,485
		8,811,157

Greece–1.41%

European Reliance General Insurance Co. S.A. (a)	999	1,694
Metka S.A.	397,000	2,949,774
		2,951,468

Ireland–2.73%

Total Produce PLC	3,165,000	5,726,059

Israel–1.29%

Israel Discount Bank Ltd. -Class A (a)	1,600,000	2,709,229

	Shares	Value

Italy–4.48%

Danieli & C. Officine Meccaniche S.p.A. -Savings Shares	601,305	$ 9,407,680

Japan–4.78%

EXEDY Corp.	225,500	4,971,200
Nippon Ceramic Co., Ltd.	291,900	5,067,951
		10,039,151

Mexico–1.38%

Bolsa Mexicana de Valores, S.A.B. de C.V.	1,691,300	2,900,225

Netherlands–2.01%

Aalberts Industries N.V.	121,823	4,213,816

New Zealand–1.70%

Freightways Ltd.	812,632	3,566,223

Norway–1.62%

Bonheur ASA	145,324	983,378
Kongsberg Gruppen ASA	120,919	1,987,141
Prosafe S.E.	730,985	428,844
		3,399,363

Philippines–3.35%

Energy Development Corp.	54,981,350	7,032,637

Romania–5.77%

Banca Transilvania (a)	5,997,200	4,107,985
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	706,000	4,844,975
Transgaz SA Medias	46,200	3,164,625
		12,117,585

Switzerland–0.83%

Kardex AG	21,300	1,749,089

Thailand–0.82%

Major Cineplex Group PCL	1,992,200	1,715,947

Turkey–0.80%

Yazicilar Holding A.S. -Class A	358,400	1,682,683

United Kingdom–21.65%

Clarkson PLC	142,000	4,510,861
DCC PLC	75,551	6,652,928
Eurocell PLC	930,000	2,638,216
Goodwin PLC	16,787	477,418
HomeServe PLC	327,805	2,027,449
IG Group Holdings PLC	294,959	3,383,455
Jupiter Fund Management PLC	873,948	5,109,572
Lancashire Holdings Ltd.	216,465	1,711,572
Micro Focus International PLC	341,149	7,671,029

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

	Shares	Value

United Kingdom–(continued)

Mortgage Advice Bureau (Holdings) Ltd.	450,000	$ 2,391,523
Savills PLC	591,866	6,460,963
Tullett Prebon PLC	366,680	1,845,593
Ultra Electronics Holdings PLC	21,859	566,719
		45,447,298
Total Common Stocks & Other Equity Interests (Cost $200,326,334)		202,239,486

	Shares	Value

Money Market Funds–2.95%

Liquid Assets Portfolio –Institutional Class, 0.45% (c)	3,100,660	$ 3,100,660
Premier Portfolio –Institutional Class, 0.40% (c)	3,100,660	3,100,660
Total Money Market Funds (Cost $6,201,320)		6,201,320
TOTAL INVESTMENTS–99.30% (Cost $206,527,654)		208,440,806
OTHER ASSETS LESS LIABILITIES–0.70%		1,459,212
NET ASSETS–100.00%		$ 209,900,018

Investment Abbreviations:

BDR                 —Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of March 31, 2016 represented 2.51% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco International Small Company Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco International Small Company Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2016, there were transfers from Level 1 to Level 2 of $8,496,870 and from Level 2 to Level 1 of $58,565,936 due to foreign fair value adjustments.

Invesco International Small Company Fund

	Level 1	Level 2	Level 3	Total
Brazil	$21,431,270	$—	$—	$21,431,270
Canada	31,303,740	—	—	31,303,740
Egypt	4,754,462	—	—	4,754,462
France	13,847,288	7,433,116	—	21,280,404
Germany	3,015,485	5,795,672	—	8,811,157
Greece	2,951,468	—	—	2,951,468
Ireland	5,726,059	—	—	5,726,059
Israel	2,709,229	—	—	2,709,229
Italy	9,407,680	—	—	9,407,680
Japan	5,067,951	4,971,200	—	10,039,151
Mexico	2,900,225	—	—	2,900,225
Netherlands	—	4,213,816	—	4,213,816
New Zealand	3,566,223	—	—	3,566,223
Norway	2,970,519	428,844	—	3,399,363
Philippines	7,032,637	—	—	7,032,637
Romania	12,117,585	—	—	12,117,585
Switzerland	—	1,749,089	—	1,749,089
Thailand	1,715,947	—	—	1,715,947
Turkey	1,682,683	—	—	1,682,683
United Kingdom	14,562,288	30,885,010	—	45,447,298
United States	6,201,320	—	—	6,201,320
Total Investments	$152,964,059	$55,476,747	$—	$208,440,806

NOTE 3 -- Investments in Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended March 31, 2016.

	Value 12/31/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 03/31/16	Dividend Income
Precia S.A.	$4,936,707	$—	$—	$328,183	$—	$5,264,890	$—

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $13,688,421 and $74,214,021, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,488,456
Aggregate unrealized (depreciation) of investment securities	(38,569,292)
Net unrealized appreciation (depreciation) of investment securities	$(80,836)
Cost of investments for tax purposes is $208,521,642.

Invesco International Small Company Fund

Invesco Small Cap Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2016

invesco.com/us	SCE-QTR-1	03/16	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.25%

Air Freight & Logistics–0.93%

Forward Air Corp.	271,456	$ 12,302,386

Alternative Carriers–0.93%

Iridium Communications Inc. (b)(c)	1,561,205	12,286,683

Apparel, Accessories & Luxury Goods–1.26%

Columbia Sportswear Co.	275,744	16,569,457

Application Software–4.60%

Blackbaud, Inc.	230,292	14,483,064
Bottomline Technologies (de), Inc. (c)	402,013	12,257,376
MicroStrategy Inc. -Class A (c)	73,682	13,242,129
SS&C Technologies Holdings, Inc.	194,714	12,348,762
Verint Systems Inc. (c)	245,470	8,193,789
		60,525,120

Asset Management & Custody Banks–1.14%

Janus Capital Group Inc.	1,028,980	15,053,977

Biotechnology–0.61%

AMAG Pharmaceuticals, Inc. (b)(c)	211,012	4,937,681
Retrophin, Inc. (c)	227,834	3,112,212
		8,049,893

Broadcasting–0.86%

Nexstar Broadcasting Group, Inc. -Class A (b)	255,073	11,292,082

Building Products–2.49%

Apogee Enterprises, Inc.	395,285	17,349,059
Trex Co., Inc. (c)	323,060	15,484,266
		32,833,325

Casinos & Gaming–1.17%

Boyd Gaming Corp. (c)	747,842	15,450,416

Communications Equipment–0.17%

ARRIS International PLC (c)	99,745	2,286,155

Construction & Engineering–2.71%

Dycom Industries, Inc. (c)	370,122	23,935,790
Primoris Services Corp.	482,239	11,718,408
		35,654,198

Construction Materials–0.90%

Eagle Materials Inc.	168,275	11,797,760

	Shares	Value

Data Processing & Outsourced Services–2.24%

DST Systems, Inc.	127,362	$ 14,362,613
Jack Henry & Associates, Inc.	178,473	15,093,461
		29,456,074

Diversified REIT’s–1.08%

Cousins Properties, Inc.	1,374,100	14,263,158

Diversified Support Services–0.91%

Mobile Mini, Inc.	363,963	12,018,058

Electrical Components & Equipment–1.20%

EnerSys	264,365	14,730,418
Generac Holdings, Inc.	30,122	1,121,743
		15,852,161

Electronic Components–0.84%

Belden Inc.	180,824	11,098,977

Electronic Equipment & Instruments–0.77%

Coherent, Inc. (c)	110,068	10,115,249

Environmental & Facilities Services–2.20%

Team, Inc. (c)	296,553	9,009,280
Waste Connections, Inc.	308,827	19,947,136
		28,956,416

Gas Utilities–1.05%

UGI Corp.	341,783	13,770,437

Health Care Equipment–3.81%

Analogic Corp.	172,859	13,657,589
Globus Medical, Inc. -Class A (c)	564,453	13,405,759
Hill-Rom Holdings, Inc.	310,622	15,624,287
Wright Medical Group N.V. (c)	451,203	7,489,970
		50,177,605

Health Care Facilities–1.21%

Community Health Systems Inc. (c)	170,624	3,158,250
LifePoint Health, Inc. (c)	184,422	12,771,224
		15,929,474

Health Care Services–0.78%

Team Health Holdings, Inc. (c)	244,263	10,212,636

Health Care Supplies–0.63%

Alere, Inc. (c)	164,686	8,334,759

Health Care Technology–0.70%

HMS Holdings Corp. (c)	637,456	9,147,494

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Home Entertainment Software–1.15%

Take-Two Interactive Software, Inc. (c)	403,060	$ 15,183,270

Home Furnishings–0.99%

La-Z-Boy Inc.	484,761	12,962,509

Homebuilding–0.42%

Beazer Homes USA, Inc. (c)	632,452	5,514,981

Household Appliances–1.34%

Helen of Troy Ltd. (c)	170,432	17,672,094

Industrial Machinery–2.12%

Albany International Corp. -Class A	380,525	14,303,935
Watts Water Technologies, Inc. -Class A	246,688	13,599,909
		27,903,844

Investment Banking & Brokerage–2.27%

E*TRADE Financial Corp. (c)	686,889	16,821,911
Evercore Partners Inc. -Class A	253,389	13,112,881
		29,934,792

IT Consulting & Other Services–1.06%

CACI International Inc. -Class A (c)	43,107	4,599,517
Luxoft Holding, Inc. (c)	169,897	9,349,432
		13,948,949

Leisure Facilities–1.46%

Vail Resorts, Inc.	143,862	19,234,349

Life & Health Insurance–1.04%

CNO Financial Group, Inc.	766,600	13,737,472

Life Sciences Tools & Services–1.07%

Bio-Techne Corp.	149,449	14,125,920

Multi-Line Insurance–1.74%

American Financial Group, Inc.	230,758	16,238,441
Horace Mann Educators Corp.	210,960	6,685,322
		22,923,763

Office Services & Supplies–0.94%

Pitney Bowes Inc.	572,225	12,325,727

Oil & Gas Drilling–0.50%

Precision Drilling Corp. (Canada)	1,569,354	6,591,287

Oil & Gas Equipment & Services–0.90%

Forum Energy Technologies Inc. (c)	676,888	8,934,922
Helix Energy Solutions Group Inc. (c)	513,972	2,878,243
		11,813,165

Oil & Gas Exploration & Production–0.90%

Newfield Exploration Co. (c)	356,358	11,848,904

	Shares	Value

Oil & Gas Storage & Transportation–0.64%

Scorpio Tankers Inc. (Monaco)	1,454,620	$ 8,480,435

Packaged Foods & Meats–2.16%

Pinnacle Foods Inc.	380,920	17,019,505
TreeHouse Foods, Inc. (c)	131,957	11,447,270
		28,466,775

Paper Packaging–1.50%

Graphic Packaging Holding Co.	1,541,205	19,804,484

Pharmaceuticals–1.62%

Impax Laboratories, Inc. (c)	351,830	11,265,597
Phibro Animal Health Corp. -Class A	373,463	10,098,439
		21,364,036

Property & Casualty Insurance–1.18%

Hanover Insurance Group Inc. (The)	171,667	15,487,797

Real Estate Services–1.68%

Jones Lang LaSalle Inc.	86,496	10,147,711
Kennedy-Wilson Holdings Inc.	543,918	11,911,804
		22,059,515

Regional Banks–11.42%

Bank of the Ozarks, Inc.	363,242	15,245,267
BankUnited, Inc.	426,359	14,683,804
East West Bancorp, Inc.	384,558	12,490,444
Glacier Bancorp, Inc.	524,395	13,330,121
Great Western Bancorp, Inc.	318,711	8,691,249
IBERIABANK Corp.	205,110	10,515,990
Pinnacle Financial Partners, Inc.	260,144	12,762,664
PrivateBancorp, Inc.	406,305	15,683,373
Synovus Financial Corp.	510,252	14,751,385
Webster Financial Corp.	371,772	13,346,615
Western Alliance Bancorp (c)	564,325	18,837,168
		150,338,080

Restaurants–3.87%

Cracker Barrel Old Country Store, Inc. (b)	85,179	13,004,278
Panera Bread Co. -Class A (c)	60,809	12,455,508
Papa John’s International, Inc.	211,939	11,484,974
Sonic Corp.	397,538	13,977,436
		50,922,196

Semiconductor Equipment–2.07%

Entegris Inc. (c)	1,036,064	14,111,192
Tessera Technologies Inc.	423,849	13,139,319
		27,250,511

Semiconductors–2.58%

Fairchild Semiconductor International, Inc. (c)	250,810	5,016,200
Intersil Corp. -Class A	943,337	12,612,416
Microsemi Corp. (c)	425,144	16,287,266
		33,915,882

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

	Shares	Value

Specialized REIT’s–2.25%

CubeSmart	543,502	$ 18,098,617
Geo Group Inc. (The)	333,199	11,552,009
		29,650,626

Specialty Chemicals–3.05%

Minerals Technologies Inc.	244,063	13,874,981
PolyOne Corp.	374,676	11,333,949
Sensient Technologies Corp.	235,545	14,947,686
		40,156,616

Specialty Stores–3.22%

GNC Holdings, Inc. -Class A	385,761	12,247,912
Michaels Cos., Inc. (The) (c)	610,227	17,068,049
Sally Beauty Holdings, Inc. (c)	405,347	13,125,136
		42,441,097

Technology Distributors–1.30%

Tech Data Corp. (c)	223,051	17,123,625

Technology Hardware, Storage & Peripherals–1.05%

Cray, Inc. (c)	329,818	13,822,672

Trucking–2.57%

Celadon Group, Inc.	574,950	6,025,476
Heartland Express, Inc.	591,215	10,967,038
Old Dominion Freight Line, Inc. (c)	241,103	16,785,591
		33,778,105
Total Common Stocks & Other Equity Interests (Cost $1,105,998,381)		1,254,217,428

	Shares	Value

Money Market Funds–3.23%

Liquid Assets Portfolio –Institutional Class, 0.45% (d)	21,245,095	$ 21,245,095
Premier Portfolio –Institutional Class, 0.40% (d)	21,245,094	21,245,094
Total Money Market Funds (Cost $42,490,189)		42,490,189
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.48% (Cost $1,148,488,570)		1,296,707,617

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.38%

Liquid Assets Portfolio -Institutional Class, 0.45% (Cost $31,277,710)(d)(e)	31,277,710	31,277,710
TOTAL INVESTMENTS–100.86% (Cost $1,179,766,280)		1,327,985,327
OTHER ASSETS LESS LIABILITIES–(0.86)%		(11,281,996)
NET ASSETS–100.00%		$1,316,703,331

Investment Abbreviations:

REIT            —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2016.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2016

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Small Cap Equity Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2016 was $61,147,765 and $113,282,872, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 254,060,305
Aggregate unrealized (depreciation) of investment securities	(106,065,168)
Net unrealized appreciation of investment securities	$ 147,995,137
Cost of investments for tax purposes is $1,179,990,190.

Invesco Small Cap Equity Fund

Item 2.	Controls and Procedures.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AIM Funds Group (Invesco Funds Group)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 27, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 27, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.